UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        M.A. Greenwood & Associates, Inc.
Address:     Post Office Box 4278
                   Fayetteville, Arkansas  72702

13F File Number:    28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Mary Ann Greenwood
Title:            President
Phone:          501-521-5353
Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas  October 18,1999

Report Type (check only one.):
[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]      13F COMBINATION REPORT

List of  Other Managers Reporting for this Manager:

None.

IAM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total:     68
Form 13F  Information Table Value Total:   $136,603
List of Other Included Managers:
None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      518    22902 SH       SOLE                    18302              4600
AT&T Corp                      COM              001957109     2791    64165 SH       SOLE                    49782             14383
Adaptec                        COM              00651F108      346     8715 SH       SOLE                     7290              1425
Airborne Freight Corp          COM              009266107      441    20950 SH       SOLE                    17800              3150
Alltel Corp.                   COM              020039103      418     5946 SH       SOLE                     5546               400
American Express               COM              025816109     3763    27875 SH       SOLE                    22525              5350
Ameritech Corp                 COM              030954101      370     5548 SH       SOLE                     4548              1000
Associates First Cap           COM              046008108     1454    40396 SH       SOLE                    34066              6330
Baldor Electric                COM              057741100      376    19865 SH       SOLE                    16661              3204
Bank of America Corp           COM              060505104     1367    24550 SH       SOLE                    20900              3650
Bell Atlantic                  COM              077853109      249     3692 SH       SOLE                     1992              1700
Black & Decker                 COM              091797100      768    16815 SH       SOLE                    14015              2800
Boeing Company                 COM              097023105     2688    63058 SH       SOLE                    51314             11744
Bristol Myers Squibb           COM              110122108      444     6580 SH       SOLE                     6080               500
Caterpillar, Inc.              COM              149123101     2502    45643 SH       SOLE                    37073              8570
Chase Manhattan                COM              16161A108     2567    34055 SH       SOLE                    28445              5610
Coca-Cola                      COM              191216100     1429    29614 SH       SOLE                    23719              5895
DaimlerChrysler AG             COM              D1668R123      428     6167 SH       SOLE                     4917              1250
Deere & Co                     COM              244199105      959    24800 SH       SOLE                    20700              4100
Diebold, Inc.                  COM              253651103     1168    50490 SH       SOLE                    42340              8150
Disney, (Walt) Co              COM              254687106     2115    81340 SH       SOLE                    66115             15225
DuPont deNemours               COM              263534109     2130    35206 SH       SOLE                    29291              5915
Eastman Kodak                  COM              277461109     1885    24928 SH       SOLE                    19783              5145
Equant ADR                     COM              294409107      527     6475 SH       SOLE                     4925              1550
Exxon Corporation              COM              302290101     3412    44896 SH       SOLE                    34393             10503
FDX Corp                       COM              31304N107     2489    64015 SH       SOLE                    53555             10460
Ford Motor Co                  COM              345370100     1961    39030 SH       SOLE                    32580              6450
General Electric               COM              369604103     6809    57429 SH       SOLE                    45876             11553
General Motors                 COM              370442105     1492    23708 SH       SOLE                    18658              5050
Goodyear Tire                  COM              382550101      863    17930 SH       SOLE                    15080              2850
Halliburton Co                 COM              406216101     1000    24400 SH       SOLE                    21000              3400
Hewlett-Packard                COM              428236103     2569    28314 SH       SOLE                    23124              5190
Hillenbrand Inds               COM              431573104      325    12325 SH       SOLE                     9575              2750
Int'l Business Mach            COM              459200101     5890    48679 SH       SOLE                    39909              8770
Intel Corp                     COM              458140100     6269    84355 SH       SOLE                    69279             15076
International Paper            COM              460146103     1041    21662 SH       SOLE                    17762              3900
Intimate Brands                COM              461156101      268     6875 SH       SOLE                     5249              1626
Ionics, Inc.                   COM              462218108     1051    32470 SH       SOLE                    26550              5920
Johnson & Johnson              COM              478160104     2814    30632 SH       SOLE                    25517              5115
Kroll-O'Gara                   COM              501050108      448    26865 SH       SOLE                    22815              4050
Lucent Technologies            COM              549463107     6233    96082 SH       SOLE                    75854             20228
MCI WorldCom, Inc.             COM              55268B106     1805    25110 SH       SOLE                    20260              4850
Marshall & Ilsley              COM              571834100      285     5000 SH       SOLE                     5000
Matsushita Elec ADR            COM              576879209     1682     8050 SH       SOLE                     6550              1500
McDonalds Corp                 COM              580135101     2784    64372 SH       SOLE                    53582             10790
Medtronic Inc.                 COM              585055106      427    12000 SH       SOLE                    12000
Merck                          COM              589331107     3855    59472 SH       SOLE                    49292             10180
Motorola, Inc.                 COM              620076109     2378    27023 SH       SOLE                    22008              5015
Nike Inc                       COM              654106103      976    17155 SH       SOLE                    13925              3230
Nokia ADS                      COM              654902204     1681    18700 SH       SOLE                    15850              2850
Pittston Brink's               COM              725701106      240    10350 SH       SOLE                     7600              2750
Procter & Gamble               COM              742718109     4074    43455 SH       SOLE                    36275              7180
Royal Dutch Pet ADR            COM              780257804     2753    46615 SH       SOLE                    37675              8940
Royal Phil Elec ADR            COM              500472204     3340    33072 SH       SOLE                    27452              5620
SAP AG ADR                     COM              803054204      753    19945 SH       SOLE                    15895              4050
SBC Communications             COM              78387G103     1239    24262 SH       SOLE                    20162              4100
Schlumberger Inc               COM              806857108     1111    17835 SH       SOLE                    15235              2600
Sony Corp ADR                  COM              835699307     4231    28198 SH       SOLE                    22603              5595
Southwestern Energy            COM              845467109      454    50128 SH       SOLE                    10728             39400
Texaco Inc                     COM              881694103      746    11819 SH       SOLE                     9965              1854
Titanium Metals                COM              888339108      261    29200 SH       SOLE                    22650              6550
Tyco                           COM              902124106     5285    51186 SH       SOLE                    42011              9175
Tyson Foods Cl A               COM              902494103     6225   378682 SH       SOLE                   221602            157079
USX-U. S. Steel                COM              90337T101      414    16075 SH       SOLE                    12145              3930
Unilever                       COM              904784709      450     6607 SH       SOLE                     5772               835
Union Carbide Corp             COM              905581104      821    14450 SH       SOLE                    11900              2550
United Technologies            COM              913017109     3192    53824 SH       SOLE                    42389             11435
Wal-Mart Stores                COM              931142103     8500   178716 SH       SOLE                   133624             45092